Total Invested Assets and Related Net Investment Income - Hedge Ineffectiveness (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Gains (losses) on the hedged items attributable to the hedged risk	$ (6)	$ (209)
Gains (losses) on the hedging derivatives	8	207
Net ineffectiveness on fair value hedges	$ 2	$ (2)